UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $862,264 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    16185   227000 SH       SOLE    0              227000        0        0
BAIDU COM INC                  SPON ADR REP A   056752108    11423    47670 SH       SOLE    0               47670        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      201       45 SH       SOLE    0                  45        0        0
CANADIAN NAT RES LTD           CALL             136385901   118847  1741100 SH  CALL SOLE    0             1741100        0        0
CANADIAN NAT RES LTD           COM              136385101   252226  3695080 SH       SOLE    0             3695080        0        0
HILLTOP HOLDINGS INC           COM              432748101    20431  1964565 SH       SOLE    0             1964565        0        0
LAMAR ADVERTISING CO           CL A             512815101   116025  3229200 SH       SOLE    0             3229200        0        0
MASTERCARD INC                 CL A             57636Q104   326926  1466100 SH       SOLE    0             1466100        0        0